Income Tax (Tables)	12 Months Ended
Mar. 31, 2025
Income Tax [Abstract]
Schedule of Income Tax

Income tax consists of the following for the years ended March 31, 2025, March 31,2024 and March 31,2023:

	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023
	(US$)	(US$)	(US$)
Tax expenses
- For current year	$108,382	$119,238	$387,407
- Short provision of earlier year	12,265	—	—
Deferred tax (benefit) / expense	11,507	28,241	135,640
Income tax expense	$132,154	$147,479	$523,047

Schedule of Consolidated Statement of Comprehensive Income

Consolidated statement of comprehensive income

	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023
	(US$)	(US$)	(US$)
Deferred tax related to item charged directly to equity:
Net loss/(gain) on translations of foreign subsidiaries	$478	$27,701	$72,663
Total	$478	$27,701	$72,663

Schedule of Other Comprehensive Income or Equity	The tax associated with such an item is also recognized in other comprehensive income or equity respectively.
	As of March 31, 2025	As of March 31, 2024	As of March 31, 2023
	(US$)	(US$)	(US$)
Accounting profit before tax	$961,566	$800,653	$(1,112,790)
Less: Net profit/(loss) of the Lytus BVI and non-taxable loss/(profit) of GHSI	(324,502)	114,296	(3,134,953)
Net Accounting profit	1,286,069	686,357	2,022,163
At Indian statutory income tax rate of 25.17%	323,678	224,878	508,979
Accelerated tax depreciation	(98,194)	(131,667)	(139,328)
Others mainly timing differences	(100,026)	19,728	27,474
Exchange differences	(4,811)	6,299	(9,718)
Current income tax expense reported on consolidated statements of profit or loss and other comprehensive income	$120,647	119,238	$387,407

Schedule of Financial Statement

Reflected in the financial statement of financial position as follows:

	As of March 31, 2025	As of March 31, 2024	As of March 31, 2023
	(US$)	(US$)	(US$)
Opening balance	$160,266	399,174	3,305,308
Acquired in business combination	—	—	121,319
Income tax accrual -
- of current year	108,382	119,238	387,407
- Short provision of previous year	$12,265	—	—
Adjustment on account of modifications			(3,399,850)
Exchange rate difference	(3,331)	(3,565)	(15,010)
Taxes paid/adjustments	(183,885)	(354,581)	—
Closing balance of current income taxes payables	$93,698	$160,266	$399,174

Schedule of Deferred Tax

Deferred tax relates to the following temporary differences:

	As of March 31, 2025	As of March 31, 2024	As of March 31, 2023
	(US$)	(US$)	(US$)
Deferred tax assets
Temporary timing differences	$68,858	$70,463	$(22,878)
Exchange rate difference	10,596	—
Foreign currency translations of foreign subsidiary	—	—	126,624
Total deferred tax assets (A)	$79,454	$70,463	$103,746
Deferred tax liabilities
Accelerated depreciation on tangible and intangible assets	$5,06,651	$498,112	$1,625,271
Acquired in business combination	—	—	295,177
Temporary differences	—	—	9,929
Reversed in deconsolidation/Modification of contracts			(1,533,644)
Exchange rate difference	—	—	8,963
Foreign currency translations of foreign subsidiary	478	(3,381)	72,663
Total deferred tax liabilities (B)	$507,129	$494,731	$478,359
	—	—	—
Total Net Deferred Tax Liabilities (B-A)	$427,675	$424,268	$(374,613)

Schedule of Reconciliation of Deferred Tax (Liabilities)/Asset Net

Reconciliation of deferred tax (liabilities)/asset net:

	As of March 31, 2025	As of March 31, 2024	As of March 31, 2023
	(US$)	(US$)	(US$)
Opening balance	$(424,268)	$(374,613)	$(1,407,020)
Tax expense during the period recognized in profit & loss	(11,507)	(131,677)	(135,640)
Exchange rate difference	10,596	(6,134)	(37,613)
Tax expenses during the period recognized in other comprehensive income	(2,496)	39,771	(72,663)
Temporary timing differences	—	195,100	3,084,267
Reversed on deconsolidation of a subsidiary	—	(146,715)	(1,510,767)
Acquired in business combination	—	—	(295,177)
Total deferred tax (liabilities)/assets net	$(427,675)	$(424,268)	$(374,613)